FINANCIAL INSTRUMENTS AND RISKS	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risks
FINANCIAL INSTRUMENTS AND RISKS

28.	FINANCIAL INSTRUMENTS AND RISKS

Risk factors

The Company is exposed to foreign currency, interest rate, commodity price, liquidity and credit risk in the ordinary course of its business. The Company analyzes each of these risks both individually and on a consolidated basis, to define strategies to manage the economic impact on risk’s performance consistent with its Financial Risk Management Policy (the “Policy”).

The Company’s use of derivatives strictly follows the Financial Risk Management Policy approved by the Board of Directors. The policy is intended to provide guidelines for the management of the financial risks inherent to the capital markets in which Ambev operates. The policy includes four main aspects: (i) capital structure; financing and liquidity; (ii) transactional risks related to the business; (iii) financial statement translation risk; and (iv) credit risks of financial counterparties.

The policy establishes that all the financial assets and liabilities in each country in which Ambev operates must be denominated in their respective local currencies. The policy also sets out the procedures and controls required to identify, measure and minimize market risks, such as variations in foreign exchange rates, interest rates and commodities (mainly aluminum, wheat, corn and sugar) that may affect Ambev’s revenue, costs and/or investment amounts. The policy states that all of the known risks (e.g. foreign currency and interest) shall be hedged by contracting derivative financial instruments. Existing risks which are not yet recorded (e.g. future contracts for the purchase of raw materials or property, plant and equipment) shall be mitigated using projections for the period required for the Company to adapt to the new costs scenario, which may vary from ten to fourteen months, also through the use of derivative financial instruments. Most translation risks are not hedged. The exceptions to the policy must be approved by the Operations and Finance Committee (“COF” – previously addressed by Operations, Finance and Compensation Committee, changed, and approved by the Board of Directors at a meeting on October 14, 2022).

Derivative financial instruments

The derivative financial instruments authorized under the Financial Risk Management Policy include futures contracts traded on exchanges, full deliverable forwards, non-deliverable forwards, swaps and options. At December 31, 2022, the Company and its subsidiaries had no target forwards, swaps with currency verification, or any other derivative transactions representing a risk level above the nominal value of the contracts. The derivative operations are managed on a consolidated basis and classified based on the strategy according to their purposes, as follows:

i) Cash flow hedge derivative instruments - Highly probable forecast transactions contracted to minimize the Company's exposure to fluctuations in exchange rates and the prices of raw materials, investments, equipment and services to be procured, protected by cash flow hedges that shall occur at various different dates over the next fourteen months. Gains and losses classified as hedging reserves in equity are recognized in the income statement in the period or periods during which the forecast and hedged transaction affects the income statement.

ii) Fair value hedge derivative instruments - operations contracted for the purpose of mitigating the Company’s net indebtedness against foreign exchange and interest rate risk. Net cash positions and foreign currency debts are continually assessed to identify new indications of exposure.

The results of these operations, measured according to their fair value, are recognized in financial results.

iii) Net investment hedge derivative instruments - transactions entered into to minimize the exposure to exchange differences arising from the conversion of net investments in the Company's subsidiaries located abroad for the purpose of translating the account balance. The effective portion of the hedge is allocated to equity, while the ineffective portion is recorded directly in the financial income statement when identified.

In accordance with the hedge accounting, the effective hedge amount is recorded in equity and, in the event of an ineffective portion this result is recorded immediately in finance result during the period ineffectiveness was identified, for cash flow hedge and net investment hedge.

The following tables summarize the exposure identified and protected in accordance with the Company's Risk Policy.

Non-derivative financial instruments

Put options granted on subsidiaries: the Company constituted a liability related to the acquisition of a non-controlling interest of the operations in the Dominican Republic. This financial instrument is denominated in US Dollars (Tranche A) and Dominican Pesos (Tranche B) and is recorded by an entity, whose functional currency is the Real. The

Company assigned this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is the US Dollar and the Dominican Peso, in such a manner that the hedge result can be recorded in other comprehensive income of the group, following the result of the hedged item.

Transactions protected by derivative financial instruments in accordance with the Financial Risk Management Policy

2022
			Fair Value			Gain / (Losses)
Exposure	Risk	Notional	Assets	Liability		Finance Result	Operational Result	Equity

Cost		19,853.3	271.8	(719.4)		(3,075.2)	452.7	134.3
	Commodities	4,809.9	100.8	(376.0)		63.5	(32.3)	(475.0)
	US Dollars	14,874.7	157.7	(342.9)		(3,139.2)	477.1	596.6
	Euros	32.2	1.9	-		(0.7)	(0.3)	1.2
	Mexican Pesos	136.5	11.4	(0.5)		1.2	8.2	11.5

Fixed Assets		226.8	1.5	(5.4)		(5.9)	4.9	(13.0)
	US Dollars	226.8	1.5	(5.4)		(5.9)	4.9	(13.0)

Expenses		204.9	0.5	(4.6)		(42.5)	9.1	(14.8)
	US Dollars	204.9	0.5	(4.6)		(42.5)	9.1	(14.8)

Cash		-	-	-		(17.1)	-	-
	US Dollars	-	-	-		(17.1)	-	-
As at December 31, 2022		20,285.0	273.8	(729.4)	-	(3,140.7)	466.7	106.5

	2021
			Fair Value		Gain / (Losses)
Exposure	Risk	Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		18,911.7	597.4	(421.1)	(2,113.5)	1,710.2	2,277.4
	Commodities	3,179.9	455.3	(41.2)	(126.8)	1,168.1	684.7
	US Dollars	15,516.2	136.2	(378.4)	(1,970.7)	541.8	1,792.7
	Euros	31.8	-	(0.8)	(0.1)	0.5	(1.9)
	Mexican Pesos	183.8	5.9	(0.7)	(15.9)	(0.2)	(198.1)

Fixed Assets		1,111.4	1.1	(53.3)	(368.8)	105.3	103.2
	US Dollars	1,111.4	1.1	(53.3)	(368.8)	105.3	103.2

Expenses		365.8	0.5	(18.1)	(124.5)	36.9	192.9
	US Dollars	365.8	0.5	(18.1)	(124.5)	36.9	192.9

Equity Instrument		-	-	-	78.0	-	-
	Stock exchange prices	-	-	-	78.0	-	-
As at December 31, 2021		20,388.9	599.0	(492.5)	(2,528.8)	1,852.4	2,573.5

I.	Market risk

a.1) Foreign currency risk

The Company is exposed to foreign currency risk on borrowings, investments, purchases, dividends and/or interest expenses/income where these are denominated in a currency other than the functional currency of the subsidiary. The main derivative financial instruments used to manage foreign currency risk are futures contracts, swaps, options, non-deliverable forwards and full deliverable forwards.

a.2) Commodity Risk

A significant portion of the Company’s inputs is made up of commodities, which have historically experienced substantial price fluctuations. The Company therefore uses both fixed-price purchasing contracts and derivative financial instruments to minimize its exposure to volatility in the commodity prices of aluminum, sugar, wheat, corn and paraxylene. These derivative financial instruments have been designated as cash flow hedges.

a.3) Interest rate risk

The Company applies a dynamic interest rate hedging approach, whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of the Company’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, considering market conditions, as well as the Company’s overall business strategy, which is reviewed periodically.

The table below demonstrates the Company and its subsidiaries are exposure related to debts. In 2022, the Company and its subsidiaries do not hold hedge positions to the exposure described below:

	2022
	Risk
	Interest rate	Amount
Brazilian Reais	8.5%	230.1
Post fixed interest rate		230.1

Brazilian Reais	8.5%	2,602.1
Working Capital in Argentinean Peso	73.5%	74.3
Other	10.4%	421.3
US Dollars	14.0%	6.2
Canadian Dollars	5.3%	511.0
Pre-fixed interest rate		3,614.9
	2021
	Risk
	Interest rate	Amount
Brazilian Reais	11.6%	83.0
Post fixed interest rate		83.0

Brazilian Reais	7.2%	2,343.3
Working capital in Argentinean Peso	34.7%	30.5
Other	11.3%	226.0
US Dollars	13.1%	17.5
Canadian Dollars	2.5%	430.8
Pre-fixed interest rate		3,048.1

Sensitivity analysis

The Company substantially mitigates the risks arising from non-derivative financial assets and liabilities, through the use of derivative financial instruments. In this context, the Company has identified the main risk factors that could generate losses from these derivative financial instruments, and has developed a sensitivity analysis based on three scenarios, which may impact the Company’s future results and/or cash flow, as described below:

1 - Probable scenario: Management’s expectations regarding the deterioration of each transaction’s main risk factor. To measure the possible effects on the results of derivative transactions, the Company uses the parametric Value at Risk (“VaR”), a statistical measure developed based on estimates of standard deviation and correlation between the returns of several risk factors. This model gives the loss limit expected for an asset over a certain time period and confidence interval. Under this methodology, the potential exposure of each financial instrument, a range of 95% and a horizon of 21 days from December 31, 2022 were used for the calculation, which are presented in the model.

2 - Adverse scenario: 25% deterioration in each transaction’s main risk factor compared to the level observed as at December 31, 2022.

3 - Remote scenario: 50% deterioration in each transaction’s main risk factor compared to the level observed as at December 31, 2022.

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	(275.2)	(466.3)	(1,477.8)	(2,680.3)
Input purchases		275.2	466.3	1,477.8	2,680.3
Foreign exchange hedge	Foreign currency decrease	(172.4)	(425.5)	(3,933.1)	(7,694.0)
Input purchases		172.4	425.5	3,933.1	7,694.0
Cost effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(3.9)	(5.2)	(60.6)	(117.3)
Capex Purchases		3.9	5.2	60.6	117.3
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(4.1)	(5.1)	(55.3)	(106.5)
Expenses		4.1	5.1	55.3	106.5
Expense effects		-	-	-	-
		-	-	-	-

As at December 31, 2022 the Notional and Fair Value amounts per instrument and maturity were as follow:

		Notional Value
Exposure	Risk	2023	2024	2025	2026	>2026	Total

Cost		19,758.1	95.2	-	-	-	19,853.3
	Commodities	4,714.7	95.2	-	-	-	4,809.9
	US Dollars	14,874.7	-	-	-	-	14,874.7
	Euros	32.2	-	-	-	-	32.2
	Mexican Pesos	136.5	-	-	-	-	136.5

Fixed assets		226.8	-	-	-	-	226.8
	US Dollars	226.8	-	-	-	-	226.8

Expenses		204.9	-	-	-	-	204.9
	US Dollars	204.9	-	-	-	-	204.9
		20,189.8	95.2	-	-	-	20,285.0

		Fair Value
Exposure	Risk	2023	2024	2025	2026	>2026	Total

Costs		(449.1)	1.5	-	-	-	(447.6)
	Commodities	(276.7)	1.5	-	-	-	(275.2)
	US Dollars	(185.2)	-	-	-	-	(185.2)
	Euros	1.9	-	-	-	-	1.9
	Mexican Pesos	10.9	-	-	-	-	10.9

Fixed assets		(3.9)	-	-	-	-	(3.9)
	US Dollars	(3.9)	-	-	-	-	(3.9)

Expenses		(4.1)	-	-	-	-	(4.1)
	US Dollars	(4.1)	-	-	-	-	(4.1)
		(457.1)	1.5	-	-	-	(455.6)

II.	Credit Risk

Concentration of counterparty credit risk

A substantial portion of the Company’s sales is made to distributors, supermarkets and retailers, through a broad distribution network. Credit risk is reduced due to the large number of customers and control procedures used to monitor risk. Historically, the Company has not incurred significant losses on receivables from customers.

Concentration of counterparty credit risk

In order to minimize the credit risk of its investments, the Company has adopted procedures for the allocation of cash and investments, taking into consideration the credit limits and credit analysis of financial institutions, avoiding credit concentration, i.e. the credit risk is monitored and minimized by restricting negotiations to a select group of highly rated counterparties.

The selection process for financial institutions authorized to operate as counterparties of the Company is set forth in the Credit Risk Policy, which also establishes exposure limits for each counterparty based on each counterparty's risk rating and capitalization.

Any deposits or cash available, must be kept in accounts with top tier banks, or banks with a high credit rating in the respective country. Any position of a short-term nature (less than six months) should be considered as a deposit or cash.

Counterparty risk must be managed by the Company globally, with product limits established by the treasury area, considering: (i) the counterparty’s credit rating (ii) the transaction term (iii) the amount; and (iv) the split between assets and liabilities, in the absence of a clearing clause in derivative contracts.

The counterparty risk is reassessed on a quarterly basis.

The carrying amounts of cash and cash equivalents, investment securities, trade receivables excluding prepaid expenses, recoverable taxes and derivative financial instruments are disclosed net of provisions for impairment, and represent the maximum exposure to credit risk as at December 31, 2022. As at December 31, 2022, there was no concentration of credit risk on any counterparties in excess of the limits established by the Company's risk policy.

III.	Liquidity Risk

Historically, the Company’s primary sources of cash flow have been cash flow from operating activities, the issuance of debt, bank borrowings and equity securities. Ambev’s material cash requirements have included the following:

•	Debt servicing;
•	Capital expenditure;
•	Investments in companies;
•	Increases in the ownership of Ambev’s subsidiaries or companies in which it holds equity investments;
•	Share buyback programs; and
•	Payments of dividends and interest on shareholders’ equity.

The Company believes that cash flows from operating activities, cash and cash equivalents and short-term investments, together with derivatives and access to loan facilities are sufficient to finance capital expenditures, financial liabilities and dividend payments in the future.

	2022
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	39,354.4	40,656.4	36,818.5	86.8	1,275.1	1,008.4	1,467.6
Secured bank loans	180.8	245.7	68.2	26.4	25.2	50.4	75.5
Other unsecured loans	472.5	759.1	169.9	156.7	151.6	165.4	115.5
Lease liabilities	3,117.4	3,657.4	962.9	1,008.4	621.0	696.9	368.2
	43,125.1	45,318.6	38,019.5	1,278.3	2,072.9	1,921.1	2,026.8

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.

	2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	38,976.2	40,186.2	34,690.6	1,279.7	2,248.8	327.2	1,639.9
Secured bank loans	247.0	328.1	88.9	61.7	26.4	50.4	100.7
Unsecured bank loans	84.1	84.1	84.1	-	-	-	-
Other unsecured loans	130.1	234.7	46.5	48.2	29.1	20.7	90.2
Lease liabilities	2,639.3	3,070.9	788.5	756.1	550.7	422.4	553.2
	42,076.7	43,904.0	35,698.6	2,145.7	2,855.0	820.7	2,384.0

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.

Equity price risk

Through the equity swap transactions approved on May 13, 2020 and December 9, 2020 by the Board of Directors of Ambev (see Note 1 - Corporate information), the Company, or its subsidiaries, will receive price variations related to its shares traded on the stock exchange, or on its ADRs, thus neutralizing the possible effects of stock price fluctuations on the share-based payments made by the Company. As these derivative instruments are not eligible for hedge accounting, they were not therefore allocated to any hedging arrangements.

On December 31, 2022, the Company did not have any equity swap positions (on December 31, 2021 equity swap operations resulted in a gain of R$78.0).

IV.	Capital management

The Company is continuously optimizing its capital structure in order to maximize shareholder value while maintaining the desired financial flexibility to execute its strategic projects. Besides the statutory minimum equity funding requirements applicable to the Company’s subsidiaries in different countries, the Company is not subject to any externally imposed capital requirements. When analyzing the capital structure, the Company uses the same debt ratings and capital classifications applied to the financial statements.

Financial instruments

(a) Financial instruments categories

The financial instruments held by the Company are managed through operational strategies and internal controls to assure liquidity, profitability, and transaction security. Transactions involving financial instruments are regularly reviewed to assess the effectiveness of the risk exposure that management intends to cover (foreign exchange, and interest rate, among others).

The table below shows all of the consolidated financial instruments recognized in the financial statements, segregated by category:

	2022
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	14,852.1	-	14,852.1
Trade receivables excluding prepaid expenses	7,791.4	-	7,791.4
Investment securities	219.1	454.5	673.6
Derivatives hedges	-	273.8	273.8
Total	22,862.6	728.3	23,590.9

Financial liabilities
Trade payables	24,837.9	-	24,837.9
Put options granted on subsidiaries	-	3,060.3	3,060.3
Derivatives hedges	-	729.4	729.4
Interest-bearing loans and borrowing	3,770.7	-	3,770.7
Other liabilities	2,015.6	333.7	2,349.3
Total	30,624.2	4,123.4	34,747.6
	2021
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	16,597.2	-	16,597.2
Trade receivables excluding prepaid expenses	7,084.7	-	7,084.7
Investment securities	192.9	1,914.6	2,107.5
Derivatives hedges	-	599.0	599.0
Total	23,874.8	2,513.6	26,388.4

Financial liabilities
Trade payables	25,695.0	-	25,695.0
Put options granted on subsidiaries	-	3,291.4	3,291.4
Derivatives hedges	-	492.5	492.5
Interest-bearing loans and borrowing	3,100.6	-	3,100.6
Other liabilities	2,263.7	194.7	2,458.4
Total	31,059.3	3,978.6	35,037.9

(b) Classification of financial instruments by type of fair value measurement

IFRS 13 defines the fair value as the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Pursuant to IFRS 13, financial instruments measured at fair value shall be classified within the following categories:

Level 1 - quoted prices (unadjusted) in active markets available to the entity for identical assets or liabilities as at the valuation date;

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 - inputs which are not observable for the asset or liability.

	2022				2021

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through profit and loss	454.5	-	-	454.5	1,914.6	-	-	1,914.6
Derivatives - operational hedge	57.0	216.8	-	273.8	159.1	439.9	-	599.0
Total	511.5	216.8	-	728.3	2,073.7	439.9	-	2,513.6
Financial liabilities
Financial liabilities at fair value through profit and loss	-	-	3,393.9	3,393.9	-	-	3,486.0	3,486.0
Derivatives - operational hedge	76.1	653.3	-	729.4	193.4	299.1	-	492.5
Total	76.1	653.3	3,393.9	4,123.3	193.4	299.1	3,486.0	3,978.5

Reconciliation of changes in the assets categorized at Level 3

Financial liabilities at December 31, 2021	3,486.0
Acquisition of investments	161.4
Total gains and losses during the period	(253.5)
Losses/(gains) recognized in net income	(46.3)
Losses/(gains) recognized in equity	(207.2)
Financial liabilities at December 31, 2022	3,393.9

(c) Fair value of financial liabilities measured at amortized cost

The Company’s liabilities, interest-bearing loans and borrowing, and trade payables excluding tax payables, are recorded at amortized cost based on the effective rate method, plus indexation and foreign exchange gains/losses, based on the closing indices for each exercise.

The financial instruments recorded at amortized cost are similar to the fair value and are not of sufficiently material to require disclosure.

(d) Fair value of liabilities measured through profit or loss

As part of the negotiations regarding the acquisition of the shares of Tenedora, the Company signed the second amendment to the Shareholders' Agreement extending the partnership between the Company and ELJ. ELJ is currently the owner of 15% of the shares of Tenedora, and its put options are now divided into two tranches: (i) Tranche A, corresponding to 12.11% of the shares, exercisable in 2023 and 2024; and (ii) Tranche B, corresponding to 2.89% of the shares, exercisable from 2026. The Company, on the other hand, has a call option over Tranche A shares, exercisable from 2021, and Tranche B shares, exercisable from 2029, whereas until December 31, 2022, no options were exercised. On December 31, 2022, the sum of the two ELJ tranches is R$3,053.7 (R$3,284.8 on December 31, 2021).

The fair value of (i) Tranche A is calculated considering the interest under the contract, plus foreign exchange variations, less the dividends paid between the date of signature of the amendment and the exercise of the option.

The fair value of (ii) Tranche B is calculated based on the EBITDA multiple defined in the contract, less the net debt, brought to its present value, calculated using standard valuation techniques (the present value of the principal amount and future interest, discounted by the local currency’s WACC rate as at the date of the calculation). The criteria used are based on market information from reliable sources and are categorized as “Level 3”.

Calculation of the fair value of derivatives

The Company measures derivative financial instruments by calculating their fair value, using market curves that impact the value of the instrument as at the computation date. In the case of swaps, the asset and the liability positions are estimated independently and brought to their fair value, equivalent to the difference between the results of the asset and liability amounts, which generates the swap’s market value. For traded derivative financial instruments, the fair value is calculated based on the exchange-listed price.

Margins pledged as guarantees

In order to comply with the guarantee requirements regarding derivative exchanges and/or counterparties to certain operations with derivative financial instruments, as at December 31, 2022 the Company held R$376.9 in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (R$1,152.8 as at December 31, 2021).

Offsetting of financial assets and liabilities

For financial assets and liabilities subject to settlement agreements on a net basis or similar agreements, each agreement between the Company and the counterparty allows this type of settlement when both parties opt for this. In the absence of such a decision, the assets and liabilities will be settled at their gross amounts, but each party will have the option to settle on a net basis, in case of a default by the counterparty.

Risks of climate change and the sustainability strategy

Considering the nature of the Company’s operations, there is an inherent exposure to certain risks related to climate change, and relevant ESG (Environmental, Social and Governance) aspects.

In the period finished in December 31, 2022 the Management considered as main risks the aspects below:

(i)	Commodities prices

There is a growing concern that the current level of carbon dioxide and other greenhouse gases in the atmosphere will have adverse impacts on global temperatures, weather patterns and the frequency and severity of extreme weather and natural disasters, such as droughts, floods, unseasonal rains, tropical cyclones, among others. In the event that climate changes has a negative effect on agricultural productivity, the Company may be subject to decreased availability or less favorable pricing for certain agricultural commodities that are necessary for our products, such as barley, hops, sugar and corn. In addition, public expectations for reductions in greenhouse gas emissions could result in increased energy, transportation and raw material costs and may require us to make additional investments in facilities and equipment due to increased regulatory pressures. As a result, the effects of climate change could have a long-term, material adverse impact on our business and results of operations.

(ii)	Water crisis

We also face water scarcity and quality risks. The availability of clean water is a limited resource in many parts of the world, facing unprecedented challenges from climate change and the resulting change in precipitation patterns and frequency of extreme weather, overexploitation, increasing pollution, and poor water management. We have implemented an internal strategy in order to considerably reduce the use of water in our operative plants. However, as demand for water continues to increase around the world, and as water becomes scarcer and the quality of available water deteriorates, we may be affected by increasing production costs or capacity constraints, which could adversely affect our business and results of operations.

Droughts can cause barley crop failures, especially in South America, where most barley is rain-fed, the meteorological droughts (short-term, precipitation-impacted droughts) can significantly affect barley crop performance.

As a result, the effects of climate change could have a substantial long-term detrimental impact on the Company's business and operating results.

(iii)	Environmental regulations

Our operations are subject to a wide range of Brazilian federal, state and municipal safety and environmental laws and regulations related to licenses or authorizations necessary to our business, as well as use of water resources and management of solid waste and take-back scheme obligations.

The Company activities require the constant obtaining and renewal of environmental licenses, in which the production units operation depends. Technical difficulties or failure to meet license renewal terms and the requirements of environmental agencies may have adverse effects on our business, as we may be subject to (i) the imposition of several administrative penalties (such as fines, interruption or shutdown of activities, license cancellation, among others), (ii) payment of recovering costs to of degraded areas and (iii) accountability in the civil, administrative and criminal spheres, depending on the case.

While we have a budget for future capital and operating expenditures to maintain compliance with environmental laws and regulations, there is no guarantee that the Company, even if it adopts adequate practices and processes, will not incur environmental liability or that these applicable environmental laws and regulations will not change or become more strict in the future. Accordingly, non-compliance with applicable laws and the technical conditions established in licenses and permits may harm the Company's reputation, results of operations and financial health.

(iv)	Social

The Company is subject to obligations regarding the respect for human rights of all stakeholders, which may lead the Company to incur additional costs as well as significant contingencies relating to social issues. In general, social risks arise from the potential and actual adverse impacts of its business activities on the human rights of all stakeholders involved in its operation, including its own employees, consumers, suppliers, investors and the local community where the Company operates, whether directly or indirectly connected to its activities.

If the Company does not adopt well-structured and integrated long-term planning initiatives to promote diversity, equality and inclusion, both in its workforce and in the composition of statutory bodies and leadership, it may be challenged, including in court, about the absence of clear goals and effective actions in this area.

There is no guarantee that the Company will be able to adequately manage the social risks mentioned above in compliance with all national and international parameters and guidelines, which, consequently, may eventually harm the Company's operating results and reputation and expose it to legal and regulatory risks, which may materialize in different ways.

As the events mentioned in this section are highly uncertain, the Company cannot determine their financial impact at this moment. Any mentioned impacts may result in a material adverse effect on our business, liquidity, financial condition and results of operations. The Company continues to manage liquidity and capital resources with discipline to meet the costs of the eventual materialization of such risks.